LAND USE RIGHTS, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	May 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of land use right	$ 91,599,000			$ 119,636,000
Amortization expense	1,640,000	$ 1,550,000
Operating Lease Arrangement [Member] | Xiangyang Yazhi and Dezhou Yarui [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of land use right	13,780,000			13,680,000
Operating Lease Arrangement [Member] | Dezhou Yarui [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of land use right	387,099			384,295
Operating Lease Arrangement [Member] | FAW Jilin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of land use right	30,810,000		$ 29,000,000	59,640,000
Operating Lease Arrangement [Member] | Shandong Baoya [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying amount of land use right	$ 25,840,000			$ 25,640,000